Significant accounting policies - Impact of adoption of IFRS 15 (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Revenues	€ 844,985	€ 288,836	€ 127,087
Loss before tax	150,060	(29,209)	(115,507)
Income taxes	(214)	(50)	(198)
Net income/loss (-)	149,845	€ (29,259)	(115,704)
Basic and diluted loss per share		€ (0.56)
Deferred income	414,298	€ 149,801	122,544
Retained earnings / accumulated losses (-)	€ (109,223)	(297,779)	(211,441)
IAS18
Disclosure of initial application of standards or interpretations [line items]
Revenues		232,800	€ 127,087
Loss before tax		(85,245)
Income taxes		(50)
Net income/loss (-)		€ (85,295)
Basic and diluted loss per share		€ (1.64)
Deferred income		€ 122,617
Retained earnings / accumulated losses (-)		(270,595)
Effect of change between IFRS 15 and IAS 18
Disclosure of initial application of standards or interpretations [line items]
Revenues		56,036
Loss before tax		56,036
Net income/loss (-)		€ 56,036
Basic and diluted loss per share		€ 1.08
Deferred income		€ 27,184
Retained earnings / accumulated losses (-)		€ (27,184)